INCOME TAX (EXPENSE)/CREDIT (Schedule of Overseas Tax Jurisdictions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective tax rate
Loss before taxation – continuing operations	$ (37,177)	$ (30,730)	$ (36,927)
As a percentage of loss before tax:
Current tax %	(1.25%)	(0.93%)	(0.72%)
Total (current and deferred) %	(0.54%)	(1.58%)	(0.16%)